Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Interest, Dividend and Fee Income
Loans	$ 9,243	$ 9,531	$ 10,121
Securities (Note 2)	3,951	3,835	4,120
Securities borrowed or purchased under resale agreements	1,383	1,519	1,565
Deposits with banks	586	633	817
Interest, Dividend and Fee Income	15,163	15,518	16,623
Interest Expense
Deposits	6,248	6,855	8,124
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,270	2,274	2,189
Subordinated debt	109	112	111
Other liabilities	893	781	801
Interest Expense	9,520	10,022	11,225
Net Interest Income	5,643	5,496	5,398
Non-Interest Revenue
Securities commissions and fees	316	320	288
Deposit and payment service charges	449	446	442
Trading revenues	866	557	802
Lending fees	340	329	362
Card fees	261	204	219
Investment management and custodial fees	678	620	574
Mutual fund revenues	421	403	363
Underwriting and advisory fees	426	455	380
Securities gains, other than trading (Note 2)	85	114	58
Foreign exchange gains, other than trading	76	68	76
Insurance service results (Note 5)	69	118	91
Insurance investment results (Notes 2 and 5)	76	39	60
Share of profit in associates and joint ventures	41	83	49
Other revenues	77	89	104
Non-Interest Revenue	4,181	3,845	3,868
Total Revenue	9,824	9,341	9,266
Provision for Credit Losses (Note 3)	746	755	1,011
Non-Interest Expense
Employee compensation	3,552	2,978	3,235
Premises and equipment	1,140	1,215	1,086
Amortization of intangible assets	294	290	288
Advertising and business development	180	224	174
Communications	81	79	86
Professional fees	168	219	146
Association, clearing and annual regulator fees	71	70	76
Other	267	481	336
Non-Interest Expense	5,753	5,556	5,427
Income Before Provision for Income Taxes	3,325	3,030	2,828
Provision for income taxes (Note 11)	836	735	690
Net Income	2,489	2,295	2,138
Attributable to:
Bank shareholders	2,490	2,288	2,134
Non-controlling interest in subsidiaries	(1)	7	4
Net Income	$ 2,489	$ 2,295	$ 2,138
Earnings Per Common Share (Canadian $) (Note 10)
Basic (in canadian dollars per share)	$ 3.40	$ 2.98	$ 2.84
Diluted (in canadian dollars per share)	3.39	2.97	2.83
Dividends per common share
Earnings Per Common Share (Canadian $) (Note 10)
Dividends declared per share (in canadian dollars per share)	$ 1.67	$ 1.63	$ 1.59